Rental Income under Non-cancelable Operating Leases (Minimum Future Rental Income) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Rental Income Under Operating Leases [Abstract]
2016	$ 30,839
2017	18,982
2018	10,249
2019	7,537
2020	3,352
Thereafter	2,535
Total minimum future rentals	$ 73,494